RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Due to Related Parties	$ 6,299	$ 1,661
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	2,012	1,028
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due to Related Parties	4,285	529
Hollycon [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1	23
HuNan LingXiang [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	$ 81
Others [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 1